Direxion Indexed Synthetic Convertible Strategy Fund
Direxion Indexed Synthetic Convertible Strategy Fund
Investment Objective
The Direxion Indexed Synthetic Convertible Strategy Fund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the QES Synthetic Convertible Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Direxion Indexed Synthetic Convertible Strategy Fund
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses (Operating Services Fee)	[1]	0.35%
Acquired Fund Fees and Expenses	[2]	0.16%
Total Annual Fund Operating Expenses		1.51%
[1]	Rafferty Asset Management, LLC ("Rafferty" or "Adviser") has contractually agreed to pay all expenses of the Fund through September 1, 2015 other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund. This Operating Services Agreement may be terminated at any time by the Board of Trustees.
[2]	Expenses are based on estimated amounts for the Fund's current fiscal year.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
Direxion Indexed Synthetic Convertible Strategy Fund	154	477

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Principal Investment Strategy
The Fund is managed to track the performance of the QES Synthetic Convertible Index (the “Index”) by investing in a combination of securities and/or financial instruments that provide exposure to the Index. The financial instruments in which the Fund may invest include stock index or fixed income futures contracts, swap agreements and options on securities and on stock indices (collectively “Financial Instruments”).

The Fund may also invest in exchange-traded funds (“ETFs”) and fixed income securities that include U.S government, investment grade and high yield fixed-income securities, commonly known as “junk bonds”. Additionally, the Fund may invest the collateral related to Financial Instruments in U.S. government securities, investment grade short-term fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents that have terms to maturity of less than 397 days and have high credit profiles.

The Fund’s use of Financial Instruments will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset class underlying a Financial Instrument and results in increased volatility, which means that the Fund will have the potential for greater losses, than if the Fund does not use the Financial Instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value (“NAV”) to be volatile.

The Index is a rules-based proprietary model that seeks to provide returns that correlate and reflect the aggregate U.S. convertible bond universe, excluding convertible preferred securities and Rule 144A securities that may be considered convertible bonds, by dynamically selecting a basket of futures contracts, corporate bonds, ETFs and cash equivalents. The Index does not include convertible bonds, but instead utilizes other securities or derivatives to provide returns similar to the aggregate U.S. convertible bond market. The Index will be reviewed and rebalanced weekly.

Convertible bonds are fixed income securities that normally pay interest and are convertible into, or exercisable, for common stock of the issuer (or cash or securities of equivalent value) at either a stated price or a stated rate. Therefore, the convertible bond market is impacted by equity market movements in addition to changes in interest rates and the credit market. The Index is intended to capture these effects on the U.S. convertible bond market in the aggregate by creating a basket of futures (the “Futures Basket”) and corporate bonds (the “Corporate Bond Basket”) that will attempt to provide returns that correlate to the return of the aggregate U.S. convertible bond market without investing directly in convertible bonds. The Index’s portfolio construction process begins with the collection of data on the U.S. convertible bond universe. The Index provider analyzes the correlation of the aggregate U.S. convertible bond market to the various components of the Index. This correlation analysis then determines the allocation of the Index among its components based on set parameters. The Futures Basket is allocated among S&P 500® futures, Russell 2000® futures and 5-Year U.S. Treasury Note futures. The allocation to S&P 500® futures generally correlates to the portion of the domestic convertible bond market that are impacted by large cap company equity and investment grade bond changes, whereas the allocation to Russell 2000® futures generally correlates to the portion of the domestic convertible bond market that are impacted by small cap company equity and non-investment grade bond changes. The allocation to the 5 Year U.S. Treasury Note futures generally provides exposure to interest rate factors. Allocation to the Futures Basket is determined by an aggregate “parity delta” overlay, so that the Futures Basket creates synthetic returns that are expected to correspond to the convertible bond universe’s total exposure to equity and interest rate factors. Parity delta is defined as the expected change to a convertible bond’s value for a 1% (or other unit value) change in the value of the underlying stock price of the shares that the convertible bond may convert to in the future. Generally, all other factors being equal, a convertible security’s value will increase or decrease with the value of the underlying stock price.

For the Corporate Bond Basket, Index components are allocated between corporate investment grade and non-investment grade bonds or indices, with the weighting determined by the proportion of investment grade and below investment grade issuance in the U.S. convertible bond universe. The Corporate Bond Basket is intended to help the Index mirror the U.S. convertible bond universe’s exposure to interest rate and credit factors.

The five components of the Index have the following percentage allocations as of January 15, 2014: (1) S&P 500® futures contract: 46.03%; (2) Russell 2000® futures contract: 51.42%; (3) 5 Year Treasury Note futures contract: 16.49%; (4) Corporate Investment Grade Bonds: 30.85%; and (5) Corporate Non-investment Grade Bonds: 49.15%. As a result of the Index’s methodology, the Index may have leveraged exposure to one or more component at times.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index, other investment companies such as ETFs, or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has been rebalanced or has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies typically result in high portfolio turnover.

The Fund will concentrate its investment (i.e., hold 25% or more of its net assets in the stocks of a particular industry or group of industries) in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.
Principal Investment Risks
An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. Rafferty cannot guarantee that the Fund will achieve its investment objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Unprecedented recent turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Active and Frequent Trading Risk

The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Aggressive Investment Techniques Risk

The Fund uses investment techniques that may be considered aggressive and may entail significantly higher than normal risk. Risks associated with the use of futures contracts and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Convertible Bond Risk

Convertible bonds are fixed income securities that normally pay interest and are convertible into or exercisable for common stock of the issuer (or cash or securities of equivalent value) at either a stated price or a stated rate (the “conversion price”). To the extent the market price of the underlying stock approaches, or is greater than the conversion price, the convertible bond’s market value tends to correlate with the market price of the underlying stock and will be subject to the market risk. To the extent the market price of the underlying stock declines below the conversion price, the value of the convertible bond tends to be influenced by the yield of the convertible bond. Convertible bonds are also subject to risk associated with debt securities, such as interest rate risk and credit risk.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or an asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures contracts, options and swaps, which may be considered to be an aggressive investment technique. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than investing in the underlying security directly. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s NAV, the terms of the swap agreement between the Fund and its counterparty may allow the counterparty to immediately close out of the transaction with the Fund. In such circumstances, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure. This may require the Fund to purchase or sell securities at unfavorable times. In addition, the Fund’s investments in derivatives as of the date of this prospectus are subject to the following risks:
Futures Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relate to credit risk of the counterparty and liquidity risk of the swaps themselves.
Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Futures Strategy Risk

The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Index Correlation Risk

There can be no guarantee that the Fund will achieve a high degree of correlation with its investment objective relative to the Index. A failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. A number of factors may adversely affect the Fund’s correlation with its underlying index, including fees, expenses, transaction costs, income items, accounting standards and significant purchase and redemption activity by Fund shareholders. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the index underlying its benchmark. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions and other Index repositioning or reconstitution events may hinder the Fund’s ability to meet its investment objective. The Fund seeks to rebalance its portfolio to keep its investments consistent with its investment objective.

Interest Rate Risk

Debt securities have varying levels of sensitivity to changes in interest rates. The U.S. is currently in a period of historically-low interest rates and it is unclear how much longer interest rates will remain at their current levels. In general, the price of a debt security may fall when interest rates rise and may rise when interest rates fall. The longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Leverage Risk

The Fund may employ leveraged investment techniques. The use of leverage may magnify the effects of changes in the value of the Fund and make them more volatile. The leveraged investment techniques that the Fund may employ could cause investors in the Fund to lose more money in adverse market environments.

Liquidity Risk

Some securities held by the Fund, including lower-quality debt instruments and derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index, adversely affecting Fund performance.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Activity Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Fund as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading, which may lead to increased portfolio turnover and higher transaction costs.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s NAVs and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Non-Investment Grade Debt Securities Risk

The Fund will gain exposure to securities rated below investment grade, otherwise known as “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result.

Other Investment Companies (including Exchange-Traded Funds) Risk

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. The Fund’s performance may be magnified positively or negatively by virtue of its investment in other investment companies. If the other investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Synthetic Convertible Instruments Risk

The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities or derivatives, each with its own market value. In addition, if the value of the underlying security or derivative or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Tax and Distribution Risk

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional mutual funds. Potential investors are urged to consult their own tax advisers for more detailed information.

Tracking Error Risk

The Fund may have difficulty achieving its investment objective due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its investment objective for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its investment objective for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index for that period.

Volatility Risk

The performance of the Fund is designed to correlate to the performance of the Index. Significant short-term price movements in the components and market sectors that make up the Index, could adversely impact the performance of both the Index and the Fund. In addition, the NAV of the Fund over short-term periods may be more volatile than other investment options because of the Fund’s significant use of financial instruments that have a leveraging effect.
Fund Performance
No prior investment performance is provided for the Fund because it had not commenced operations prior to the date of this Prospectus. Upon commencement of operations, updated performance will be available on the Fund’s website at www.direxionfunds.com or by calling the Fund toll-free at (800) 851-0511.